Deferred Policy Acquisition and Sales Inducement Costs	12 Months Ended
Dec. 31, 2018
Deferred Policy Acquisition and Sales Inducement Costs
Deferred Policy Acquisition and Sales Inducement Costs

Note 11	Deferred Policy Acquisition and Sales Inducement Costs

Deferred policy acquisition costs activity
	For the years ended December 31,
($ in millions)	2018	2017	2016
Balance, beginning of year	$4,191	$3,954	$3,861
SquareTrade acquisition	—	66	—
Acquisition costs deferred (1)	5,663	5,001	4,717
Amortization charged to income (1)	(5,222)	(4,784)	(4,550)
Effect of unrealized gains and losses	152	(46)	(74)
Balance, end of year	$4,784	$4,191	$3,954

Deferred sales inducement costs activity (2)
	For the years ended December 31,
($ in millions)	2018	2017	2016
Balance, beginning of year	$36	$40	$45
Sales inducements deferred	—	—	1
Amortization charged to income	(4)	(4)	(5)
Effect of unrealized gains and losses	2	—	(1)
Balance, end of year	$34	$36	$40

(1)	Includes $152 million of acquisition costs deferred and $101 million of amortization charged to income related to the revenue from contracts with customers accounting standard adopted in 2018.

(2)	Deferred sales inducement costs primarily relate to fixed annuities and interest-sensitive life contracts and are recorded as part of other assets on the Consolidated Statements of Financial Position.